Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41319
Entity Registrant Name	POET TECHNOLOGIES INC.
Entity Central Index Key	0001437424
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1107 – 120 Eglinton Avenue East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4P 1E2
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	POET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	132,290,739
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited POET Technologies Inc.’s (the “Company”) internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 Framework) ( the “COSO criteria”). In our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on the COSO criteria.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the Company’s consolidated statements of financial position as of December 31, 2025 and 2024, and the related consolidated statements of operations and deficit, changes in shareholders’ equity, and cash flows for the years then ended, and the related notes and schedules and our report dated March 31, 2026 expressed an unqualified opinion thereon.

Auditor Name	DAVIDSON & COMPANY LLP
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1107 – 120 Eglinton Avenue East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4P 1E2
City Area Code	416
Local Phone Number	368 9411
Contact Personnel Name	Suresh Venkatesan, CEO
Contact Personnel Email Address	svv@poet-technologies.com